Jan. 28, 2019
AIG Focused Dividend Strategy Fund
AIG Focused Dividend Strategy Fund

SUNAMERICA SERIES, INC.

AIG Focused Dividend Strategy Fund

(each, a “Fund”)

Supplement dated January 28, 2019 to

each Fund’s Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2018, as supplemented to date,

for Class A, B, C and W Shares, as applicable

Effective immediately, the following changes are made to each Fund’s Prospectus and SAI:

The following is added after the first sentence of the paragraph under the subsection(s) of each Fund’s Prospectus entitled “Fees and Expenses of the Fund”:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class W shares of the Fund.

The following is added after the third sentence of the paragraph under the subsection(s) of each Fund’s Prospectus entitled “Fees and Expenses of the Fund – Example”:

You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus or SAI. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.